UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch          Englewood Cliffs, NJ          February 26, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $162,923
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                  Redwood Capital Management, LLC
                                                          December 31, 2009

COLUMN 1                       COLUMN  2         COLUMN 3  COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                               TITLE                        VALUE        SHRS OR SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP     (X$1000)      PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED NONE
AETNA INC NEW                  COM               00817Y108      951        30,000 SH        SOLE        NONE       30,000
AMERICAN INTL GROUP INC        UNIT 99/99/9999   026874115   15,660     1,382,200 SH        SOLE        NONE    1,382,200
CIGNA CORP                     COM               125509109    3,527       100,000 SH        SOLE        NONE      100,000
CIT GROUP INC                  COM NEW           125581801    4,623       167,428 SH        SOLE        NONE      167,428
CITIGROUP INC                  COM               172967101   69,510    21,000,000 SH        SOLE        NONE   21,000,000
CONSTELLATION ENERGY GROUP I   COM               210371100    1,759        50,000 SH        SOLE        NONE       50,000
EASTMAN KODAK CO               COM               277461109    9,706     2,300,000 SH        SOLE        NONE    2,300,000
LEAR CORP                      COM NEW           521865204   12,592       186,160 SH        SOLE        NONE      186,160
METROPCS COMMUNICATIONS INC    COM               591708102    4,578       600,000 SH        SOLE        NONE      600,000
NORTEL INVERSORA S A           SPON ADR PFD B    656567401    6,637       442,435 SH        SOLE        NONE      442,435
PROLOGIS                       NOTE 2.250% 4/0   743410AQ5    6,486     7,000,000 PRN       SOLE        NONE    7,000,000
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T     780097713   11,354       954,900 SH        SOLE        NONE      954,900
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S     780097739    5,603       515,000 SH        SOLE        NONE      515,000
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q    780097754    2,895       263,600 SH        SOLE        NONE      263,600
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N    780097770    4,293       414,900 SH        SOLE        NONE      414,900
XL CAP LTD                     CL A              G98255105    2,749       150,000 SH        SOLE        NONE      150,000

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